Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and due from banks, including reserve requirements of $13,210 at 12/31/19 and $8,918 at 12/31/18	$ 48,337	$ 40,553
Interest-bearing deposits	720	2,817
Federal funds sold	3,330	0
Cash and cash equivalents	52,387	43,370
Investment securities available for sale	195,746	194,578
Other investments	4,231	4,361
Total securities	199,977	198,939
Mortgage loans held for sale	4,417	680
Loans	849,874	804,023
Less allowance for loan losses	(6,680)	(6,445)
Net loans	843,194	797,578
Premises and equipment, net	18,604	18,450
Cash surrender value of life insurance	16,319	15,936
Other real estate	0	27
Right of use lease asset	3,622	0
Accrued interest receivable and other assets	16,362	18,271
Total assets	1,154,882	1,093,251
Deposits:
Non-interest bearing demand	338,004	298,817
NOW, MMDA & savings	516,757	475,223
Time, $250,000 or more	34,269	16,239
Other time	77,487	86,934
Total deposits	966,517	877,213
Securities sold under agreements to repurchase	24,221	58,095
Junior subordinated debentures	15,619	20,619
Lease liability	3,647	0
Accrued interest payable and other liabilities	10,758	13,707
Total liabilities	1,020,762	969,634
Commitments (Note 10)
Shareholders' equity:
Series A preferred stock, $1,000 stated value; authorized 5,000,000 shares; no shares issued and outstanding	0	0
Common stock, no par value; authorized 20,000,000 shares; issued and outstanding 5,912,300 shares at December 31, 2019 and 5,995,256 and December 31, 2018	59,813	62,096
Retained earnings	70,663	60,535
Accumulated other comprehensive income	3,644	986
Total shareholders' equity	134,120	123,617
Total liabilities and shareholders' equity	$ 1,154,882	$ 1,093,251